NOTES RECEIVABLE (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)
NOTES RECEIVABLE
Notes receivable			¥ 1,341,820	$ 184,641	¥ 3,742,390
Subsequent event
NOTES RECEIVABLE
Notes receivable	¥ 340,820	$ 46,898
Percentage of notes subsequently collected	25.4	25.4